Significant Transactions -- Real Estate Loan Sale (Details) (10-Q) - USD ($) $ in Millions	Aug. 03, 2016	May 02, 2016
Real Estate Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate purchase price	$ 246
Gain (loss) on sale	$ (4)
Sale of Branches to Lendmark [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate purchase price		$ 624